Employee Benefits - Disclosure of detailed information about expenses related to defined benefit plans explanatory (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PAMEC Plan
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	R$ 414	R$ 317	R$ 378
Return on plan assets
Expenses (income) recognized in statement of profit or loss	414	317	378
Expenses (income) recognized in other comprehensive income	1,937	1,469	(232)
Total expense (income) recognized	2,351	1,786	146
PAMA Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	322	274	170,184
Interest on actuarial liabilities	308,512	299,881	286,035
Return on plan assets	(312,146)	(312,593)	(331,699)
Interest on onerous liability	3,634	12,712	45,664
Effect of the unrecognized net actuarial asset		(274)	(170,184)
Expenses (income) recognized in statement of profit or loss	322
Expenses (income) recognized in other comprehensive income	(322)
Total expense (income) recognized
BrTPREV Plans
Disclosure of defined benefit plans [line items]
Current service cost		74	102
Interest on actuarial liabilities		218,103	260,649
Return on plan assets		(161,415)	(210,579)
Expenses (income) recognized in statement of profit or loss		56,762	50,172
Expenses (income) recognized in other comprehensive income		24,364	78,147
Total expense (income) recognized		81,126	128,319
TCSPREV Plan
Disclosure of defined benefit plans [line items]
Current service cost	250	196	457
Interest on actuarial liabilities	283,541	78,222	64,927
Return on plan assets	(313,409)	(200,469)	(215,509)
Interest on onerous liability	24,000	112,564	136,800
Expenses (income) recognized in statement of profit or loss	(5,618)	(9,487)	(13,325)
Expenses (income) recognized in other comprehensive income	18,005	42,233	28,149
Total expense (income) recognized	12,387	32,746	14,824
PBS Telemar Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	34	41	33
Interest on actuarial liabilities	28,419	29,114	32,488
Return on plan assets	(33,149)	(34,332)	(35,817)
Interest on onerous liability	4,725	5,214	3,317
Effect of the unrecognized net actuarial asset			(21)
Expenses (income) recognized in statement of profit or loss	29	37
Expenses (income) recognized in other comprehensive income	36	30
Total expense (income) recognized	65	67
Telemar Prev Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	1,613	1,870	1,545
Interest on actuarial liabilities	367,633	362,887	397,842
Return on plan assets	(394,800)	(394,097)	(440,696)
Interest on onerous liability	27,167	31,210	42,854
Effect of the unrecognized net actuarial asset			(1,545)
Expenses (income) recognized in statement of profit or loss	1,613	1,870
Expenses (income) recognized in other comprehensive income	(1,613)	(1,870)
Total expense (income) recognized
PBS A Plan [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	415,476	439,285	499,261
Return on plan assets	(649,891)	(713,295)	(781,757)
Interest on onerous liability	234,415	274,010	282,496
Expenses (income) recognized in statement of profit or loss
Expenses (income) recognized in other comprehensive income
Total expense (income) recognized
PBS TNC Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	82	55	48
Interest on actuarial liabilities	3,066	3,027	3,328
Return on plan assets	(5,255)	(5,759)	(6,343)
Interest on onerous liability	2,065	2,731	3,014
Effect of the unrecognized net actuarial asset			(47)
Expenses (income) recognized in statement of profit or loss	(42)	54
Expenses (income) recognized in other comprehensive income	(2,382)	(891)
Total expense (income) recognized	(2,424)	(837)
CELPREV Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost	2	3	7
Interest on actuarial liabilities	2	4	15
Return on plan assets	(293)	(298)	(301)
Interest on onerous liability	273	294	286
Effect of the unrecognized net actuarial asset			R$ (7)
Expenses (income) recognized in statement of profit or loss	(16)	3
Expenses (income) recognized in other comprehensive income	(7)	(201)
Total expense (income) recognized	R$ (23)	R$ (198)